Assets and Liabilities Held for Sale/Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Long-Lived Assets Held-for-sale [Line Items]
Summary of long lived assets held for sale text block
The table below shows the assets and liabilities classified as held for sale as at December 31, 2021, and December 31, 2020:

	As at December 31, 2021			As at December 31, 2020
(In $ millions)	NSNCo	Jackup Sale	Total	NSNCo	Jackup Sale	Total
Assets held for sale
Current	1,103	42	1,145	74	35	109
Non-current	—	347	347	611	365	976

Total assets held for sale	1,103	389	1,492	685	400	1,085

Liabilities associated with assets held for sale
Current	948	35	983	546	146	692
Liabilities subject to compromise	—	118	118	—	—	—
Non-current	—	2	2	—	—	—

Total liabilities associated with assets held for sale	948	155	1,103	546	146	692

Summary of Major Classes of Line Items Constituting Profit/(Loss) of Discontinued Operations
The table below shows the income/(loss) from discontinued operations:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
NSNCo	5	(215)	(502)
Jackup Sale	(20)	(18)	(17)

Total loss from discontinued operations, net of tax	(15)	(233)	(519)

Basic/diluted loss per share from discontinued operations	(0.15)	(2.32)	(5.18)

Schedule of major classes of line items constituting cash flows discontinued operations table text block.
The table below shows the cash flows from discontinued
operations:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Net cash (used in)/provided by operating activities	(5)	(22)	7
NSNCo	(18)	(24)	(33)
Jackup Sale	13	2	40
Net cash provided by investing activities	23	36	47
NSNCo	23	36	47
Jackup Sale	—	—	—
Net cash used in used in financing activities	—	(96)	(333)
NSNCo	—	—	(333)
Jackup Sale	—	(96)	—

NSNCo [Member]
Long-Lived Assets Held-for-sale [Line Items]
Summary of long lived assets held for sale text block
The table below shows the carrying amounts of major classes of assets and liabilities classified as held-for-sales:

(In $ millions)	As at December 31, 2021	As at December 31, 2020
Carrying amounts of major classes of assets included as part of discontinued operations
Cash and cash equivalents	48	35
Restricted cash	21	29
Accounts receivable	318	—
Intangible drilling contracts	165	—
Drilling units	215	—
Investment in associated companies	239	224
Amount due from related parties	69	387
Deferred tax assets	6	—
Other assets	22	10

Total assets of discontinued operations classified as held for sale	1,103	685

Carrying amounts of major classes of liabilities included as part of discontinued operations
Trade accounts payable	7	—
Amounts due to related parties	12	—
Long-term debt	814	515
Uncertain tax positions	25	—
Other liabilities	90	31

Total liabilities of discontinued operations classified as held for sale	948	546

Summary of Major Classes of Line Items Constituting Profit/(Loss) of Discontinued Operations
Major classes of line items constituting profit/(loss) of discontinued operations:

(In $ millions, except per share data)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues
Contract revenues	36	—	—

Total operating revenues	36	—	—

Operating expenses
Operating expenses	(27)	—	—

Total operating expenses	(27)	—	—

Operating profit	9	—	—

Financial and other non-operating items
Interest income	18	26	34
Interest expense	(77)	(60)	(66)
Share in results from associated companies (net of tax)	14	(77)	(93)
Loss on impairment of investments	—	(47)	(296)
Loss impairment of convertible bond from related party	—	(29)	(11)
Net loss on debt extinguishments	—	—	(22)
Gain/(loss) on marketable securities	2	(3)	(46)
Other financial items	37	(24)	(1)

Total financial items	(6)	(214)	(501)

Net profit/(Loss) before tax from discontinued operations	3	(214)	(501)

Income tax benefit/(expense)	2	(1)	(1)

Net profit/(Loss) after tax from discontinued operations	5	(215)	(502)

Basic Earning/(Loss) per share from discontinued operations	0.05	(2.14)	(5.02)
Diluted Earning/(Loss) per share from discontinued operations	0.05	(2.14)	(5.02)

Jack up Rigs [Member]
Long-Lived Assets Held-for-sale [Line Items]
Summary of long lived assets held for sale text block
The table below shows the carrying amounts of major classes of assets and liabilities classified as held-for-sales:

(In $ millions)	As at December 31, 2021	As at December 31, 2020
Carrying amounts of major classes of assets included as part of discontinued operations
Cash and cash equivalents	19	6
Accounts receivable	12	15
Drilling units	346	365
Other assets	12	14

Total assets of discontinued operations classified as held for sale	389	400

Carrying amounts of major classes of liabilities included as part of discontinued operations
Trade accounts payable	6	4
Long-term debt (including current portion)	—	117
Uncertain tax positions	2	—
Other liabilities	29	25

Total liabilities of discontinued operations classified as held for sale	37	146

Carrying amounts of liabilities subject to compromise included as part of discontinued operations
Liabilities subject to compromise	118	—

Summary of Major Classes of Line Items Constituting Profit/(Loss) of Discontinued Operations
Major classes of line items constituting loss of discontinued operations:

(In $ millions, except per share data)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues
Contract revenues	101	98	134

Total operating revenues	101	98	134

Operating expenses
Operating expenses	(102)	(99)	(133)

Total operating expenses	(102)	(99)	(133)

Operating (loss)/profit	(1)	(1)	1

Financial and other non-operating items
Interest income	—	1	2
Interest expense	—	(11)	(14)
Reorganization items, net	(14)	—	—
Other financial items	—	(2)	(2)

Total financial items	(14)	(12)	(14)

Net loss before tax from discontinued operations	(15)	(13)	(13)

Income tax expense	(5)	(5)	(4)

Net loss after tax from discontinued operations	(20)	(18)	(17)

Basic loss per share from discontinued operations	(0.20)	(0.18)	(0.16)
Diluted loss per share from discontinued operations	(0.20)	(0.18)	(0.16)